Condensed Consolidating Financial Information PP Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	[2]	$ 321	[1]	$ 110	[1]	$ 429		$ 59
Restricted cash	[1]	165		131
Accounts receivable — trade		92	[1]	101
Accounts receivable — affiliate	[1]	1		4
Inventory	[1]	39		36
Notes receivable	[1]	16		17
Prepayments and other current assets	[1]	20		20
Total current assets	[1]	656		419
Property, Plant and Equipment, Net	[1]	5,460		5,878
Investment in consolidated subsidiaries		0		0
Equity investments in affiliates	[1]	1,152		797
Notes receivable	[1]	14		30
Intangible assets, net	[1]	1,286		1,362
Other non-current assets	[1]	51		136
Total other assets	[1]	2,504		2,325
Total Assets	[1]	8,620		8,622
Current portion of long-term debt — external	[1]	291		264
Accounts payable — trade	[1]	23		23
Accounts payable — affiliate	[1]	40		86
Derivative instruments	[1]	32		39
Accrued expenses and other current liabilities	[1]	85		76
Total current liabilities	[1]	471		488
Other Liabilities
Long-term debt — external	[1]	5,098		4,743
Long-term debt — affiliate	[1]	618		618
Derivative instruments	[1]	44		61
Other non-current liabilities	[1]	76		72
Total non-current liabilities	[1]	5,845		5,494
Total Liabilities	[1]	6,316		5,982
Contributed capital	[1]	1,995		2,176
Retained earnings	[1]	79		100
Accumulated other comprehensive loss	[1]	(83)		(96)
Stockholders' Equity Attributable to Noncontrolling Interest		313		460
Total Members' Equity	[1]	2,304		2,640
Total Liabilities and Members’ Equity	[1]	8,620		8,622
NRG Yield LLC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		211		15	[3],[4]	328	[5],[6]	3	[5],[6]
Restricted cash		0		0
Accounts receivable — trade		0		0
Accounts receivable — affiliate		0		55
Inventory		0		0
Notes receivable		0		0
Prepayments and other current assets		0		0
Total current assets		211		70
Property, Plant and Equipment, Net		0		0
Investment in consolidated subsidiaries		1,780		2,110
Equity investments in affiliates		0		0
Notes receivable		0		0
Intangible assets, net		0		0
Other non-current assets		0		0
Total other assets		1,780		2,110
Total Assets		1,991		2,180
Current portion of long-term debt — external		0		0
Accounts payable — trade		0		0
Accounts payable — affiliate		0		0
Derivative instruments		0		0
Accrued expenses and other current liabilities		0		0
Total current liabilities		0		0
Other Liabilities
Long-term debt — external		0		0
Long-term debt — affiliate		0		0
Derivative instruments		0		0
Other non-current liabilities		0		0
Total non-current liabilities		0		0
Total Liabilities		0		0
Contributed capital		1,995		2,176
Retained earnings		79		100
Accumulated other comprehensive loss		(83)		(96)
Stockholders' Equity Attributable to Noncontrolling Interest		0		0
Total Members' Equity		1,991		2,180
Total Liabilities and Members’ Equity		1,991		2,180
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0		0		0		0
Restricted cash		0		0
Accounts receivable — trade		2		1
Accounts receivable — affiliate		0		4
Inventory		2		2
Notes receivable		0		0
Prepayments and other current assets		0		1
Total current assets		4		8
Property, Plant and Equipment, Net		59		61
Investment in consolidated subsidiaries		527		548
Equity investments in affiliates		171		128
Notes receivable		0		0
Intangible assets, net		56		57
Other non-current assets		0		0
Total other assets		754		733
Total Assets		817		802
Current portion of long-term debt — external		0		0
Accounts payable — trade		2		1
Accounts payable — affiliate		7		8
Derivative instruments		0		1
Accrued expenses and other current liabilities		1		1
Total current liabilities		10		11
Other Liabilities
Long-term debt — external		0		0
Long-term debt — affiliate		0		0
Derivative instruments		0		0
Other non-current liabilities		0		0
Total non-current liabilities		0		0
Total Liabilities		10		11
Contributed capital		874		879
Retained earnings		(65)		(85)
Accumulated other comprehensive loss		(2)		(3)
Stockholders' Equity Attributable to Noncontrolling Interest		0		0
Total Members' Equity		807		791
Total Liabilities and Members’ Equity		817		802
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		110		95	[4]	101	[6]	36	[6]
Restricted cash		165		131
Accounts receivable — trade		90		100
Accounts receivable — affiliate		1		6
Inventory		37		34
Notes receivable		16		17
Prepayments and other current assets		19		19
Total current assets		440		402
Property, Plant and Equipment, Net		5,401		5,817
Investment in consolidated subsidiaries		0		0
Equity investments in affiliates		600		276
Notes receivable		14		30
Intangible assets, net		1,230		1,305
Other non-current assets		50		134
Total other assets		1,895		1,745
Total Assets		7,736		7,964
Current portion of long-term debt — external		291		267
Accounts payable — trade		18		19
Accounts payable — affiliate		15		46
Derivative instruments		32		38
Accrued expenses and other current liabilities		60		58
Total current liabilities		416		428
Other Liabilities
Long-term debt — external		4,259		3,943
Long-term debt — affiliate		0		0
Derivative instruments		44		61
Other non-current liabilities		76		72
Total non-current liabilities		4,388		4,076
Total Liabilities		4,804		4,504
Contributed capital		2,920		3,491
Retained earnings		35		(5)
Accumulated other comprehensive loss		(87)		(97)
Stockholders' Equity Attributable to Noncontrolling Interest		64		71
Total Members' Equity		2,932		3,460
Total Liabilities and Members’ Equity		7,736		7,964
NRG Yield Operating LLC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0		0	[4]	$ 0	[6]	$ 20	[6]
Restricted cash		0		0
Accounts receivable — trade		0		0
Accounts receivable — affiliate		0		10
Inventory		0		0
Notes receivable		0		3
Prepayments and other current assets		1		0
Total current assets		1		13
Property, Plant and Equipment, Net		0		0
Investment in consolidated subsidiaries		3,212		3,635
Equity investments in affiliates		381		393
Notes receivable		0		0
Intangible assets, net		0		0
Other non-current assets		1		2
Total other assets		3,594		4,030
Total Assets		3,595		4,043
Current portion of long-term debt — external		0		0
Accounts payable — trade		3		3
Accounts payable — affiliate		18		104
Derivative instruments		0		0
Accrued expenses and other current liabilities		24		17
Total current liabilities		45		124
Other Liabilities
Long-term debt — external		839		800
Long-term debt — affiliate		618		618
Derivative instruments		0		0
Other non-current liabilities		0		0
Total non-current liabilities		1,457		1,418
Total Liabilities		1,502		1,542
Contributed capital		1,971		2,108
Retained earnings		(108)		100
Accumulated other comprehensive loss		(83)		(96)
Stockholders' Equity Attributable to Noncontrolling Interest		313		389
Total Members' Equity		2,093		2,501
Total Liabilities and Members’ Equity		3,595		4,043
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0		0
Restricted cash		0		0
Accounts receivable — trade		0		0
Accounts receivable — affiliate		0		(71)
Inventory		0		0
Notes receivable		0		(3)
Prepayments and other current assets		0		0
Total current assets		0		(74)
Property, Plant and Equipment, Net		0		0
Investment in consolidated subsidiaries		(5,519)		(6,293)
Equity investments in affiliates		0		0
Notes receivable		0		0
Intangible assets, net		0		0
Other non-current assets		0		0
Total other assets		(5,519)		(6,293)
Total Assets		(5,519)		(6,367)
Current portion of long-term debt — external		0		(3)
Accounts payable — trade		0		0
Accounts payable — affiliate		0		(72)
Derivative instruments		0		0
Accrued expenses and other current liabilities		0		0
Total current liabilities		0		(75)
Other Liabilities
Long-term debt — external		0		0
Long-term debt — affiliate		0		0
Derivative instruments		0		0
Other non-current liabilities		0		0
Total non-current liabilities		0		0
Total Liabilities		0		(75)
Contributed capital		(5,765)		(6,478)
Retained earnings		138		(10)
Accumulated other comprehensive loss		172		196
Stockholders' Equity Attributable to Noncontrolling Interest		(64)		0
Total Members' Equity		(5,519)		(6,292)
Total Liabilities and Members’ Equity		$ (5,519)		$ (6,367)

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[4]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[6]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.